Non-Controlling Interest	12 Months Ended
Dec. 31, 2024
Non-Controlling Interest [Abstract]
Non-controlling interest
18.	Non-controlling interest

As mentioned in Note 4, Grupo Simec, S.A.B. de C.V. owns substantially all of the capital stock of its subsidiaries, except for SimRep Corporation and subsidiaries, where it owns 99.41%. The non-controlling equity represents the participation in this subsidiary held by minority stockholders and is presented in the consolidated statement of financial position after controlling interest. The consolidated statement of comprehensive income presents net income or loss for the full year, as well as comprehensive income or loss for the full year. The distribution in controlling and non-controlling participation is presented after the consolidated comprehensive income for the year.

The table below shows the changes for the years ended December 31, 2024 and 2023:

	2024	2023

Balance at beginning of year	$24,841	$37,647
Share of profits and losses for the year	(7,323)	(8,793)
Share of translation effects of foreign subsidiaries	10,706	(4,013)
Balance at the end of the year	$28,224	$24,841